Cover	Feb. 02, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 02, 2022
Entity File Number	001-40556
Entity Registrant Name	NEWHYDROGEN, INC.
Entity Central Index Key	0001371128
Entity Tax Identification Number	81-2958271
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	27936 Lost Canyon Road
Entity Address, Address Line Two	Suite 202
Entity Address, City or Town	South Clarita
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91387
City Area Code	(661)
Local Phone Number	251-0001
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	NEWH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Entity Information, Former Legal or Registered Name	Not Applicable